G. FAIR VALUE MEASUREMENT	9 Months Ended
Sep. 30, 2016
FAIR VALUE MEASUREMENT TABLES
FAIR VALUE MEASUREMENT

The following tables present information about the Company’s assets and liabilities measured at fair value as of September 30, 2016 and December 31, 2015, and indicate the fair value techniques used by the Company to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability. Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally corresponds with the Company’s quarterly valuation process. During the first nine months of 2016 and 2015, there were no transfers between levels of fair value hierarchy.

The following table presents the recorded amounts of assets measured at fair value on a recurring basis:

		Fair Value Measurements
		at December 31, 2015, Using
		Quoted Prices in
		Active Markets	Other	Significant
(Dollar amounts in thousands)		for Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
Description	12/31/2015	(Level 1)	(Level 2)	(Level 3)
U. S. Treasury securities	$7,000	$7,000	$—	$—
Obligations of U.S. Government agencies	84,609	—	84,609	—
Mortgage-backed securities	61,663	—	61,663	—
Obligations of states and political subdivisions	135,190	—	135,190	—
Corporate debt	40,745	—	40,745	—
Total assets measured at fair value	$329,207	$7,000	$322,207	$—

The following tables present the recorded amounts of assets measured at fair value on a non-recurring ba

		Fair Value Measurements
		at September 30, 2016, Using
		Quoted Prices in
		Active Markets	Other	Significant
(Dollar amounts in thousands)		for Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
Description	9/30/2016	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial and industrial	$984	$—	$—	$984
Total impaired loans measured at fair value	$984	$—	$—	$984

		Fair Value Measurements
		at December 31, 2015, Using
		Quoted Prices in
		Active Markets	Other	Significant
(Dollar amounts in thousands)		for Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
Description	12/31/2015	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate loans	$136	$—	$—	$136
Residential-1 to 4 family loans	301	—	—	301
Commercial and industrial loans	1,065	—	—	1,065
Total impaired loans measured at fair value	$1,502	$—	$—	$1,502

The Bank does not record loans at fair value. However, from time to time, if a loan is considered impaired, a specific allocation within the allowance for loan losses may be required. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and cash flows. Those impaired loans not requiring an allowance represent loans for which the value of the expected repayments or collateral exceed the recorded investments in such loans. Impaired loans where an allowance is established based on the fair value of collateral or when the impaired loan has been written down to fair value require classification in the fair value hierarchy. If the fair value of the collateral is based on an observable market price or a current appraised value, the Bank records the impaired loans as nonrecurring Level 3. When an appraised value is not available, or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Bank also records the impaired loans as nonrecurring Level 3.

Other real estate owned is carried at the lower of historical cost or fair value less costs to sell. An appraisal (a Level 3 valuation) is obtained at the time the Bank acquires property through the foreclosure process. Any loan balance outstanding that exceeds the appraised value of the property is charged off against the allowance for loan loss at the time the property is acquired. Subsequent to acquisition, the Bank updates the property’s appraised value on at least an annual basis. If the value of the property has declined during the year, a loss due to valuation impairment charge is recorded along with a corresponding reduction in the book carrying value of the property.

The Bank obtains third party appraisals on its impaired loans held-for-investment and foreclosed assets to determine fair value. When the appraisals are received, Management reviews the assumptions and methodology utilized in the appraisal, as well as the overall resulting value in conjunction with independent data sources such as recent market data and industry-wide statistics. We generally use a 6% discount for selling costs which is applied to all properties, regardless of size. Generally, the third party appraisals apply the “market approach,” which is a valuation technique that uses prices and other relevant information generated by market transactions involving identical or comparable (that is, similar) assets, liabilities, or a group of assets and liabilities, such as a business. Adjustments are then made based on the type of property, age of appraisal, current status of property and other related factors to estimate the current value of collateral. The value of OREO is determined based on independent appraisals, similar to the process used for impaired loans, discussed above, and is generally classified as Level 3.

Fair Values of Financial Instruments.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments.

Cash and Cash Equivalents including Interest Bearing Time Deposits with Financial Institutions.

The carrying amounts reported in the balance sheet for cash and short-term instruments are a reasonable estimate of fair value, which will approximate their historical cost.

Securities Available-for-Sale.

Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Loans Receivable.

For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values and credit risk factors. For fixed rate loans, fair values are based on discounted cash flows, credit risk factors, and liquidity factors.

Other Equity Securities.

These are mostly Federal Reserve Bank stock and Federal Home Loan Bank stock, carried in Other Equity Securities. They are not traded, and not available for sale, and have no fair market value.

Deposit liabilities.

The fair values disclosed for demand deposits (e.g., interest and non-interest checking, savings, and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The fair values for fixed-rate certificates of deposit are based on discounted cash flows.

Federal Home Loan Bank Advances.

The fair values of Federal Home Loan Bank Advances are based on discounted cash flows. The discount rate is equal to the market rate currently offered on similar products.

Note payable.

Fair value is equal to the current balance. They represent a corporate loan with a monthly variable rate, based on the 3-month LIBOR rate plus 4%.

Accrued Interest Receivable and Payable

The interest receivable and payable balances approximate their fair value due to the short-term nature of their settlement dates.

Undisbursed loan commitments, lines of credit, Mastercard line and standby letters of credit.

The fair value of these off-balance sheet items are based on discounted cash flows of expected fundings.

The Bank has excluded non-financial assets and non-financial liabilities defined by the Codification (ASC 820-10-15-A), such as Bank premises and equipment, deferred taxes and other liabilities. In addition, the Bank has not disclosed the fair value of financial instruments specifically excluded from disclosure requirements of the Financial Instruments Topic of the Codification (ASC 825-10-50-8), such as Bank-owned life insurance policies.

The following table provides summary information on the estimated fair value of financial instruments at September 30, 2016:

September 30, 2016	Carrying	Fair	Fair value measurements
(Dollar amounts in thousands)	amount	value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$17,342	$17,342	$17,342	—	—
Interest-bearing time deposits with financial institutions	204	204	—	$204	—
Securities available for sale	358,877	358,877	1,003	357,874	—
Loans	753,013	748,688	—	—	$748,688
Other equity securities	7,206	7,206	—	—	7,206
Accrued interest receivable	4,544	4,544	4,544	—	—

Financial liabilities:
Deposits	1,003,457	1,002,771	885,864	116,907	—
Federal Home Loan Bank advances	37,000	37,000	—	37,000	—
Note payable	4,500	4,500	—	4,500	—
Accrued interest payable	287	287	287	—	—

Off-balance-sheet liabilities:
Undisbursed loan commitments, lines of credit, standby letters of credit and Mastercard lines of credit	—	1,702	—	—	1,702

The carrying amount of loans includes $6,972,000 of nonaccrual loans (loans that are not accruing interest) as of September 30, 2016. The fair value of nonaccrual loans is based on the collateral values that secure the loans or the cash flows expected to be received.

The following table provides summary information on the estimated fair value of financial instruments at December 31, 2015:

December 31, 2015	Carrying	Fair	Fair value measurements
(Dollar amounts in thousands)	amount	value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$12,314	$12,314	$12,314	—	—
Interest-bearing time deposits with financial institutions	205	205	—	$205	—
Securities available for sale	329,207	329,207	7,000	322,207	—
Loans	733,977	725,196	—	—	$725,196
Other equity securities	6,748	6,748	—	—	6,748
Accrued interest receivable	4,511	4,511	4,511	—

Financial liabilities:
Deposits	983,199	983,771	857,759	125,430	—
Federal Home Loan Bank advances	17,000	17,000	—	17,000	—
Note payable	4,950	4,950	—	4,950	—
Accrued interest payable	236	236	236	—	—

Off-balance-sheet liabilities:
Undisbursed loan commitments, lines of credit, standby letters of credit and Mastercard lines of credit	—	1,673	—	—	1,673

The carrying amount of loans includes $7,915,000 of nonaccrual loans (loans that are not accruing interest) as of December 31, 2015. The fair value of nonaccrual loans is based on the collateral values that secure the loans or the cash flows expected to be received.